UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-06351

Name and Address of Registrant:

Green Century Funds
114 State Street
Suite 200
Boston, Massachusetts 02109

Name and address of agent for service:

Green Century Capital Management, Inc.
114 State Street
Suite 200
Boston, Massachusetts  02109

Registrant’s telephone number: (617) 482-0800

Date of fiscal year end: July 31

Date of reporting period: October 31, 2012

Item 1.  Schedule of Investments

The Schedules of Investments for the Green Century Funds are set forth below.

GREEN CENTURY BALANCED FUND
PORTFOLIO OF INVESTMENTS
October 31, 2012
(Unaudited)

	SHARES	VALUE
Common Stocks - 71.4%
Software & Services - 9.9%
Google, Inc., Class A (a)	852	$579,164
International Business Machines Corporation	7,059	1,373,187
MasterCard, Inc., Class A	3,452	1,591,130
Microsoft Corporation	19,093	544,819
Oracle Corporation	24,382	757,061
Symantec Corporation (a)	65,681	1,194,738
		6,040,099
Technology Hardware & Equipment - 7.4%
Apple, Inc.	2,756	1,640,096
Cisco Systems, Inc.	58,541	1,003,393
EMC Corporation (a)	30,575	746,641
QUALCOMM, Inc.	19,258	1,128,037
		4,518,167
Capital Goods - 6.8%
Cummins, Inc.	2,289	214,205
Lincoln Electric Holdings, Inc.	29,276	1,269,700
Middleby Corporation (The) (a)	3,961	494,927
Pentair Ltd.	5,917	249,934
Valmont Industries, Inc.	7,727	1,043,918
Wabtec Corporation	10,757	880,998
		4,153,682
Insurance - 5.9%
Aflac, Inc.	17,244	858,406
Chubb Corporation	11,421	879,189
Hartford Financial Services Group, Inc. (The)	45,076	978,600
Horace Mann Educators Corporation	23,734	455,930
Lincoln National Corporation	9,136	226,481
W. R. Berkley Corporation	5,221	203,045
		3,601,651
Pharmaceuticals & Biotechnology - 4.4%
Amgen, Inc.	8,124	703,092
GlaxoSmithKline PLC American Depositary Receipt (b)	28,246	1,268,245
Novartis A.G. American Depositary Receipt (b)	3,193	193,049
Novo Nordisk A/S American Depositary Receipt (b)	3,188	511,004
		2,675,390
Healthcare Equipment & Services - 4.3%
Baxter International, Inc.	19,756	1,237,318
Cerner Corporation (a)	2,927	223,008
UnitedHealth Group, Inc.	20,998	1,175,888
		2,636,214
Diversified Financials - 3.7%
American Express Company	23,324	1,305,444
JPMorgan Chase & Company	21,789	908,166
		2,213,610
Renewable Energy & Energy Efficiency - 3.4%
First Solar, Inc. (a)	2,187	53,166
International Rectifier Corporation (a)	21,000	325,290
OM Group, Inc. (a)	11,345	229,509

Ormat Technologies, Inc.	47,693	$907,598
Polypore International, Inc. (a)	7,507	264,847
Quanta Services, Inc. (a)	9,600	248,928
STR Holdings, Inc. (a)	12,957	27,858
Suntech Power Holdings Company Ltd. American Depositary Receipt (a)(b)	32,793	26,562
		2,083,758
Telecommunication Services - 3.2%
BT Group PLC American Depositary Receipt (b)	30,137	1,036,110
Vodafone Group PLC American Depositary Receipt (b)	33,086	900,601
		1,936,711
Materials - 2.8%
Minerals Technologies, Inc.	19,130	1,370,856
Owens-Illinois, Inc. (a)	15,273	297,671
		1,668,527
Banks - 2.7%
East West Bancorp, Inc.	16,683	355,181
Wells Fargo & Company	37,960	1,278,872
		1,634,053
Media - 2.7%
Discovery Communications, Inc., Class A (a)	27,255	1,608,590

Healthy Living - 2.6%
United Natural Foods, Inc. (a)	12,285	654,053
Whole Foods Market, Inc.	9,949	942,469
		1,596,522
Food & Staples Retailing - 2.6%
Costco Wholesale Corporation	15,934	1,568,384

Transportation - 2.4%
Canadian Pacific Railway Ltd.	4,814	443,177
United Parcel Service, Inc., Class B	13,799	1,010,777
		1,453,954
Consumer Services - 1.8%
Starbucks Corporation	9,640	442,476
Starwood Hotels & Resorts Worldwide, Inc.	12,068	625,726
		1,068,202
Consumer Durables & Apparel - 1.6%
Jarden Corporation	19,702	981,160

Real Estate - 1.4%
LaSalle Hotel Properties	9,790	234,372
Prologis, Inc.	18,082	620,032
		854,404
Household & Personal Products - 0.8%
Church & Dwight Company, Inc.	5,304	269,231
Colgate-Palmolive Company	1,981	207,926
		477,157
Retailing - 0.7%
Nordstrom, Inc.	7,322	415,670

Automobiles & Components - 0.3%
Toyota Motor Corporation American Depositary Receipt (b)	2,650	205,295

Food & Beverage - 0.0%
General Mills, Inc.	300	12,024

Total Common Stocks (Cost $35,979,546)		43,403,224

	PRINCIPAL AMOUNT	VALUE
Corporate Bonds & Notes - 18.8%
Diversified Financials - 6.2%
Bank of New York Mellon Corporation (The) 4.30%, due 5/15/14	$500,000	$528,881
Citigroup, Inc. 3.953%, due 6/15/16	500,000	540,748
Deutsche Bank A.G. 3.25%, due 1/11/16(b)	500,000	530,787
HSBC Bank USA N.A. 6.00%, due 8/9/17	500,000	582,711
JPMorgan Chase & Company 5.125%, due 9/15/14	500,000	534,471
Morgan Stanley 3.80%, due 4/29/16	500,000	520,609
UBS A.G. 3.00%, due 8/4/15(b)(c)	500,000	502,234
		3,740,441
Renewable Energy & Energy Efficiency - 3.5%
International Bank for Reconstruction & Development 2.00%, due 10/20/16	500,000	526,196
International Finance Corporation 2.25%, due 4/28/14	1,000,000	1,029,210
Johnson Controls, Inc. 5.50%, due 1/15/16	500,000	569,879
		2,125,285
Pharmaceuticals & Biotechnology - 2.7%
Abbott Laboratories 5.60%, due 11/30/17	500,000	615,080
Amgen, Inc. 4.85%, due 11/18/14	500,000	541,875
Wyeth LLC 5.50%, due 3/15/13(c)	500,000	509,843
		1,666,798
Software & Services - 2.6%
International Business Machines Corporation 2.00%, due 1/5/16	500,000	521,281
Microsoft Corporation 1.625%, due 9/25/15	500,000	517,501
Oracle Corporation 3.75%, due 7/8/14	500,000	527,846
		1,566,628
Technology Hardware & Equipment - 1.7%
Dell, Inc. 2.30%, due 9/10/15	500,000	520,709
Hewlett-Packard Company 4.75%, due 6/2/14	500,000	523,675
		1,044,384
Telecommunication Services - 1.7%
AT&T, Inc. 2.50%, due 8/15/15	500,000	527,052
Verizon Communications, Inc. 5.25%, due 4/15/13	500,000	510,795
		1,037,847
Healthcare Equipment & Services - 0.4%
UnitedHealth Group, Inc. 4.875%, due 4/1/13	250,000	254,352

Total Corporate Bonds & Notes (Cost $10,882,174)		11,435,735

U.S. Government Agencies - 7.4%
Federal Farm Credit Bank 5.125%, due 8/25/16	$500,000	$585,295
Federal Home Loan Bank 3.125%, due 12/13/13	550,000	567,849
Federal Home Loan Bank 5.625%, due 6/13/16	1,000,000	1,164,229
Federal Home Loan Bank 3.875%, due 12/14/18	550,000	635,328
Federal Home Loan Bank 2.00%, due 6/25/27(c)	1,000,000	992,103
Federal Home Loan Mortgage Corporation 3.75%, due 3/27/19	500,000	580,951

Total U.S. Government Agencies (Cost $4,162,357)		4,525,755

Certificates Of Deposit - 0.2%
Self Help Credit Union Environmental Certificate of Deposit 0.80%, due 8/8/13	95,000	95,000

Total Certificates Of Deposit (Cost $95,000)		95,000

Short-term Obligation - 2.1%
Repurchase Agreement - State Street Bank & Trust Repurchase Agreement, 0.01%, dated 10/31/12, due 11/1/12, proceeds $1,243,228 (collateralized by Freddie Mac, 3.50%, due 11/15/2040, value $1,270,266) (Cost $1,243,228)		1,243,228

TOTAL INVESTMENTS (d) - 99.9% (Cost $52,362,305)		60,702,942
Other Assets Less Liabilities - 0.1%		91,147
NET ASSETS -100.0%		$60,794,089

(a)  Non-income producing security.
(b)  Securities whose values are determined or significantly influenced by trading in markets other than the United States or Canada.
(c)  Step rate bond.  Rate shown is currently in effect at October 31, 2012.
(d)  The cost of investments for federal income tax purposes is $52,362,305 resulting in gross unrealized appreciation and depreciation of $9,914,989 and $1,574,352 respectively, or net unrealized appreciation of $8,340,637.

See Notes to Schedule of Investments

GREEN CENTURY EQUITY FUND
PORTFOLIO OF INVESTMENTS
October 31, 2012
(Unaudited)

	SHARES	VALUE
Common Stocks - 99.8%
Software & Services - 14.4%
Adobe Systems, Inc. (a)	4,682	$159,188
Advent Software, Inc. (a)	291	6,315
Autodesk, Inc. (a)	2,125	67,660
Automatic Data Processing, Inc.	4,609	266,354
BMC Software, Inc. (a)	1,474	59,992
CA, Inc.	3,055	68,799
Compuware Corporation (a)	1,998	17,303
Convergys Corporation	1,076	18,087
eBay, Inc. (a)	10,796	521,339
Electronic Arts, Inc. (a)	2,948	36,408
FactSet Research Systems, Inc.	396	35,858
Google, Inc., Class A (a)	2,419	1,644,364
International Business Machines Corporation	10,189	1,982,066
Microsoft Corporation	70,287	2,005,639
Monster Worldwide, Inc. (a)	1,150	7,153
Red Hat, Inc. (a)	1,836	90,276
Salesforce.com, Inc. (a)	1,231	179,701
Symantec Corporation (a)	6,815	123,965
Teradata Corporation (a)	1,559	106,495
Yahoo!, Inc. (a)	10,860	182,556
		7,579,518
Pharmaceuticals & Biotechnology - 11.4%
Abbott Laboratories	14,643	959,409
Affymetrix, Inc. (a)	546	1,731
Agilent Technologies, Inc.	3,199	115,132
Biogen Idec, Inc. (a)	2,126	293,856
Bristol-Myers Squibb Company	15,771	524,386
Cubist Pharmaceuticals, Inc. (a)	600	25,740
Endo Health Solutions, Inc. (a)	1,077	30,867
Gilead Sciences, Inc. (a)	7,037	472,605
Hospira, Inc. (a)	1,525	46,802
Illumina, Inc. (a)	1,152	54,732
Johnson & Johnson	25,525	1,807,680
Life Technologies Corporation (a)	1,703	83,294
Merck & Company, Inc.	28,305	1,291,557
Techne Corporation	326	21,959
Thermo Fisher Scientific, Inc.	3,446	210,413
Waters Corporation (a)	820	67,084
		6,007,247
Technology Hardware & Equipment - 6.1%
Cisco Systems, Inc.	49,917	855,577
Corning, Inc.	14,249	167,426
Dell, Inc.	13,739	126,811
Echelon Corporation (a)	282	933
EMC Corporation (a)	19,562	477,704
Hewlett-Packard Company	18,450	255,532
Imation Corporation (a)	300	1,371
Lexmark International, Inc.	661	14,053
Molex, Inc.	613	15,920
Motorola Solutions, Inc.	2,433	125,737
Plantronics, Inc.	397	12,879

Polycom, Inc. (a)	1,597	$16,002
QUALCOMM, Inc.	15,977	935,853
Seagate Technology PLC	3,535	96,576
Silicon Graphics International Corporation (a)	280	2,162
Super Micro Computer, Inc. (a)	281	2,223
Tellabs, Inc.	3,253	9,499
Xerox Corporation	12,459	80,236
		3,196,494
Capital Goods - 5.8%
3M Company	6,170	540,492
A.O. Smith Corporation	360	21,877
AMETEK, Inc.	2,220	78,921
Apogee Enterprises, Inc.	264	5,378
Brady Corporation, Class A	457	14,057
CLARCOR, Inc.	462	20,901
Cooper Industries PLC	1,476	110,611
Cummins, Inc.	1,719	160,864
Deere & Company	3,546	302,970
Donaldson Company, Inc.	1,297	41,854
Dover Corporation	1,691	98,450
Eaton Corporation	2,966	140,055
EMCOR Group, Inc.	611	19,650
Fastenal Company	2,649	118,410
Gardner Denver, Inc.	463	32,100
General Cable Corporation (a)	451	12,867
Graco, Inc.	553	26,577
Granite Construction, Inc.	330	9,969
Hubbell, Inc., Class B	479	40,102
Illinois Tool Works, Inc.	4,018	246,424
Ingersoll-Rand PLC	2,762	129,897
Kadant, Inc. (a)	100	2,429
Lincoln Electric Holdings, Inc.	733	31,790
Lindsay Corporation	123	9,393
Masco Corporation	3,385	51,080
Middleby Corporation (The) (a)	172	21,491
Nordson Corporation	506	29,869
Owens Corning (a)	1,062	35,673
Pall Corporation	1,083	68,186
Pentair Ltd.	2,026	85,578
Rockwell Automation, Inc.	1,329	94,439
Simpson Manufacturing Company, Inc.	357	10,874
Snap-on, Inc.	537	41,526
Spirit Aerosystems Holdings, Inc. (a)	1,093	17,084
Stanley Black & Decker, Inc.	1,503	104,158
Tennant Company	155	5,800
Timken Company	761	30,052
W.W. Grainger, Inc.	563	113,394
WABCO Holdings, Inc. (a)	594	34,791
Wabtec Corporation	440	36,036
Xylem, Inc.	1,711	41,509
		3,037,578
Household & Personal Products - 5.4%
Avon Products, Inc.	3,964	61,402
Clorox Company	1,136	82,133
Colgate-Palmolive Company	4,464	468,541
Estee Lauder Companies, Inc. (The), Class A	2,238	137,906
Kimberly-Clark Corporation	3,655	305,010
Nu Skin Enterprises, Inc., Class A	522	24,706
Procter & Gamble Company	25,487	1,764,720
WD-40 Company	128	6,126
		2,850,544

Energy - 5.4%
Apache Corporation	3,648	$301,872
Cameron International Corporation (a)	2,323	117,637
Clean Energy Fuels Corporation (a)	634	7,259
Continental Resources, Inc. (a)	419	30,109
Denbury Resources, Inc. (a)	3,595	55,111
Devon Energy Corporation	3,598	209,440
Energen Corporation	668	31,162
EOG Resources, Inc.	2,539	295,768
EQT Corporation	1,375	83,366
FMC Technologies, Inc. (a)	2,200	89,980
Geospace Technologies Corporation (a)	110	7,120
Hess Corporation	2,900	151,554
National Oilwell Varco, Inc.	4,014	295,832
Newfield Exploration Company (a)	1,240	33,629
Noble Corporation	2,319	87,519
Noble Energy, Inc.	1,646	156,387
Phillips 66	5,552	261,832
Pioneer Natural Resources Company	1,107	116,955
QEP Resources, Inc.	1,631	47,299
Quicksilver Resources, Inc. (a)	895	3,464
Range Resources Corporation	1,508	98,563
Southwestern Energy Company (a)	3,300	114,510
Spectra Energy Corporation	6,029	174,057
Ultra Petroleum Corporation (a)	1,398	31,888
Whiting Petroleum Corporation (a)	1,105	46,432
		2,848,745
Diversified Financials - 5.3%
American Express Company	9,669	541,174
Bank of New York Mellon Corporation (The)	11,141	275,294
BlackRock, Inc.	1,237	234,634
Capital One Financial Corporation	5,414	325,760
Charles Schwab Corporation (The)	10,038	136,316
CME Group, Inc.	2,958	165,441
Discover Financial Services	4,910	201,310
Franklin Resources, Inc.	1,391	177,770
IntercontinentalExchange, Inc. (a)	677	88,687
Invesco Ltd.	4,157	101,098
Legg Mason, Inc.	1,164	29,659
Northern Trust Corporation	2,045	97,710
NYSE Euronext	2,327	57,617
PHH Corporation (a)	489	10,176
State Street Corporation	4,579	204,086
T. Rowe Price Group, Inc.	2,355	152,934
		2,799,666
Retailing - 4.9%
Bed Bath & Beyond, Inc. (a)	2,147	123,839
Best Buy Company, Inc.	2,663	40,504
Buckle, Inc. (The)	280	12,648
CarMax, Inc. (a)	2,134	72,023
Foot Locker, Inc.	1,404	47,034
Gap, Inc. (The)	2,960	105,731
Genuine Parts Company	1,434	89,740
Home Depot, Inc.	14,272	876,015
J.C. Penney Company, Inc.	1,534	36,831
Kohl's Corporation	2,103	112,048
Men's Wearhouse, Inc. (The)	448	14,690
Netflix, Inc. (a)	485	38,359
Nordstrom, Inc.	1,582	89,810
Office Depot, Inc. (a)	2,500	6,200
OfficeMax, Inc.	746	5,483
Pep Boys - Manny, Moe & Jack (The)	500	4,995
PetSmart, Inc.	1,000	66,390

RadioShack Corporation	836	$1,873
Staples, Inc.	6,393	73,615
Target Corporation	5,852	373,065
Tiffany & Company	1,169	73,904
TJX Companies, Inc.	6,908	287,580
		2,552,377
Food & Beverage - 4.6%
Campbell Soup Company	1,759	62,040
Coca-Cola Enterprises, Inc.	2,789	87,686
Darling International, Inc. (a)	1,082	17,885
Dean Foods Company (a)	1,706	28,729
Flowers Foods, Inc.	1,136	22,368
General Mills, Inc.	6,024	241,442
Green Mountain Coffee Roasters, Inc. (a)	1,212	29,282
H.J. Heinz Company	2,960	170,230
Hillshire Brands Company	1,088	28,299
J. M. Smucker Company (The)	1,043	89,322
Kellogg Company	2,351	123,004
McCormick & Company, Inc.	1,109	68,337
Mondelez International, Inc., Class A	15,750	418,005
PepsiCo, Inc.	14,524	1,005,642
Tootsie Roll Industries, Inc.	180	4,797
		2,397,068
Healthcare Equipment & Services - 3.7%
Baxter International, Inc.	5,183	324,611
Becton, Dickinson and Company	1,876	141,976
Cerner Corporation (a)	1,345	102,475
CIGNA Corporation	2,667	136,017
Edwards Lifesciences Corporation (a)	1,058	91,866
Health Management Associates, Inc., Class A (a)	2,312	16,878
Henry Schein, Inc. (a)	828	61,090
Hill-Rom Holdings, Inc.	563	15,815
Humana, Inc.	1,510	112,148
IDEXX Laboratories, Inc. (a)	507	48,773
Invacare Corporation	265	3,617
Medtronic, Inc.	9,691	402,952
Molina Healthcare, Inc. (a)	262	6,568
Patterson Companies, Inc.	805	26,887
Quest Diagnostics, Inc.	1,515	87,446
St. Jude Medical, Inc.	2,900	110,954
Varian Medical Systems, Inc. (a)	1,037	69,230
WellPoint, Inc.	3,106	190,336
		1,949,639
Semiconductors - 3.2%
Advanced Micro Devices, Inc. (a)	5,483	11,240
Analog Devices, Inc.	2,867	112,128
Applied Materials, Inc.	11,882	125,949
Entegris, Inc. (a)	1,275	10,468
Intel Corporation	46,851	1,013,153
Lam Research Corporation (a)	1,892	66,977
LSI Corporation (a)	5,209	35,681
Texas Instruments, Inc.	10,674	299,833
		1,675,429
Banks - 3.1%
Bank of Hawaii Corporation	492	21,727
BB&T Corporation	6,587	190,694
Cathay General Bancorp	695	12,294
Comerica, Inc.	1,822	54,314
First Horizon National Corporation	2,332	21,711
Heartland Financial USA, Inc.	100	2,870
International Bancshares Corporation	518	9,402
KeyCorp	8,767	73,818

M&T Bank Corporation	1,086	$113,053
New York Community Bancorp, Inc.	4,034	55,911
Old National Bancorp	849	10,417
People's United Financial, Inc.	3,309	39,807
PNC Financial Services Group, Inc.	4,989	290,310
Popular, Inc. (a)	938	18,131
Regions Financial Corporation	12,967	84,545
Synovus Financial Corporation	6,838	16,753
U.S. Bancorp	17,574	583,632
Umpqua Holdings Corporation	1,018	12,308
		1,611,697
Materials - 3.0%
Air Products & Chemicals, Inc.	1,955	151,571
Alcoa, Inc.	9,810	84,072
Ball Corporation	1,359	58,206
Bemis Company, Inc.	935	30,902
Calgon Carbon Corporation (a)	517	6,406
Celanese Corporation, Class A	1,449	55,048
Compass Minerals International, Inc.	306	24,128
Domtar Corporation	335	26,716
Ecolab, Inc.	2,737	190,495
H.B. Fuller Company	451	13,710
Horsehead Holding Corporation (a)	429	3,882
International Flavors & Fragrances, Inc.	745	48,142
MeadWestvaco Corporation	1,569	46,584
Minerals Technologies, Inc.	170	12,182
Nucor Corporation	2,991	120,029
Praxair, Inc.	2,821	299,618
Rock-Tenn Company, Class A	651	47,647
Rockwood Holdings, Inc.	647	29,697
Schnitzer Steel Industries, Inc., Class A	235	6,700
Sealed Air Corporation	1,694	27,477
Sherwin-Williams Company (The)	809	115,347
Sigma-Aldrich Corporation	1,128	79,118
Sonoco Products Company	930	28,951
Valspar Corporation	817	45,777
Wausau Paper Corporation	442	3,655
Worthington Industries, Inc.	483	10,442
		1,566,502
Real Estate - 3.0%
American Tower Corporation, Class A	3,683	277,293
AvalonBay Communities, Inc.	882	119,564
Boston Properties, Inc.	1,384	147,119
CBRE Group, Inc., Class A (a)	2,883	51,952
Corporate Office Properties Trust	781	19,486
Digital Realty Trust, Inc.	1,113	68,372
Equity Residential	2,832	162,585
Forest City Enterprises, Inc., Class A (a)	1,112	17,848
Host Hotels & Resorts, Inc.	6,647	96,116
Jones Lang LaSalle, Inc.	398	30,941
Liberty Property Trust	1,071	37,613
Plum Creek Timber Company, Inc.	1,496	65,674
Potlatch Corporation	367	14,122
Prologis, Inc.	4,256	145,938
Regency Centers Corporation	829	39,809
Vornado Realty Trust	1,549	124,245
Weyerhaeuser Company	5,096	141,108
		1,559,785
Insurance - 2.8%
ACE Ltd.	3,174	249,635
Aflac, Inc.	4,381	218,086
Chubb Corporation	2,531	194,836

Erie Indemnity Company	265	$16,488
Hartford Financial Services Group, Inc. (The)	3,846	83,497
Marsh & McLennan Companies, Inc.	5,128	174,506
PartnerRe Ltd.	599	48,519
Phoenix Companies, Inc. (The) (a)	50	1,507
Principal Financial Group, Inc.	2,771	76,313
Progressive Corporation (The)	5,344	119,171
StanCorp Financial Group, Inc.	410	14,084
Travelers Companies, Inc. (The)	3,654	259,215
		1,455,857
Food & Staples Retailing - 2.8%
Costco Wholesale Corporation	4,032	396,870
CVS Caremark Corporation	11,970	555,408
Safeway, Inc.	2,235	36,453
Sysco Corporation	5,509	171,164
Walgreen Company	8,052	283,672
		1,443,567
Media - 2.8%
Discovery Communications, Inc., Class A (a)	1,350	79,677
Discovery Communications, Inc., Class C (a)	949	51,986
John Wiley & Sons, Inc., Class A	446	19,348
Liberty Global, Inc., Class A (a)	1,270	76,238
New York Times Company (The), Class A (a)	1,224	10,012
Scholastic Corporation	248	8,182
Scripps Networks Interactive, Inc., Class A	826	50,155
Time Warner Cable, Inc.	2,916	289,005
Virgin Media, Inc.	2,434	79,689
Walt Disney Company (The)	15,819	776,238
		1,440,530
Consumer Services - 2.7%
Capella Education Company (a)	128	3,996
Chipotle Mexican Grill, Inc. (a)	293	74,577
Choice Hotels International, Inc.	264	8,261
Darden Restaurants, Inc.	1,183	62,249
DeVry, Inc.	547	14,364
Jack in the Box, Inc. (a)	384	9,988
Marriott International, Inc., Class A	2,460	89,741
McDonald's Corporation	9,472	822,170
Starbucks Corporation	7,076	324,788
Vail Resorts, Inc.	329	18,681
		1,428,815
Transportation - 2.3%
Arkansas Best Corporation	237	1,908
C.H. Robinson Worldwide, Inc.	1,504	90,736
CSX Corporation	9,746	199,501
Expeditors International of Washington, Inc.	1,951	71,426
Genesee & Wyoming, Inc., Class A (a)	457	33,119
J.B. Hunt Transport Services, Inc.	860	50,482
Kansas City Southern	1,011	81,345
Norfolk Southern Corporation	3,057	187,547
Ryder System, Inc.	477	21,522
United Parcel Service, Inc., Class B	6,711	491,581
		1,229,167
Consumer Durables & Apparel - 1.9%
Columbia Sportswear Company	122	6,881
Deckers Outdoor Corporation (a)	355	10,164
Fifth & Pacific Companies, Inc. (a)	1,009	11,079
Harman International Industries, Inc.	656	27,506
KB Home	648	10,355
Leggett & Platt, Inc.	1,272	33,746
Mattel, Inc.	3,158	116,151

Meritage Homes Corporation (a)	307	$11,353
Mohawk Industries, Inc. (a)	545	45,491
NIKE, Inc., Class B	3,434	313,799
PulteGroup, Inc. (a)	3,239	56,164
PVH Corporation	632	69,514
Tupperware Brands Corporation	512	30,259
Under Armour, Inc., Class A (a)	714	37,314
VF Corporation	829	129,722
Whirlpool Corporation	721	70,427
		979,925
Utilities - 1.8%
AGL Resources, Inc.	1,084	44,260
Atmos Energy Corporation	837	30,107
Avista Corporation	562	14,286
CenterPoint Energy, Inc.	3,728	80,786
CH Energy Group, Inc.	128	8,324
Cleco Corporation	553	23,862
Consolidated Edison, Inc.	2,705	163,328
IDACORP, Inc.	456	20,392
Integrys Energy Group, Inc.	735	39,719
MDU Resources Group, Inc.	1,662	36,115
MGE Energy, Inc.	203	10,686
National Fuel Gas Company	669	35,256
New Jersey Resources Corporation	383	17,028
NiSource, Inc.	2,651	67,521
Northeast Utilities	3,008	118,214
Northwest Natural Gas Company	255	11,865
OGE Energy Corporation	924	53,204
Pepco Holdings, Inc.	2,110	41,926
Piedmont Natural Gas Company, Inc.	655	20,875
Portland General Electric Company	689	18,879
Questar Corporation	1,627	32,931
UGI Corporation	1,028	33,194
WGL Holdings, Inc.	472	18,771
		941,529
Telecommunication Services - 1.4%
CenturyLink, Inc.	5,835	223,947
Cincinnati Bell, Inc. (a)	1,716	8,940
Crown Castle International Corporation (a)	2,760	184,230
Frontier Communications Corporation	9,228	43,556
Leap Wireless International, Inc. (a)	381	2,035
SBA Communications Corporation, Class A (a)	1,123	74,826
Sprint Nextel Corporation (a)	28,113	155,746
Windstream Corporation	5,694	54,321
		747,601
Renewable Energy & Energy Efficiency - 0.7%
American Superconductor Corporation (a)	418	1,501
Calpine Corporation (a)	2,883	50,741
Cree, Inc. (a)	1,011	30,664
First Solar, Inc. (a)	577	14,027
Fuel Systems Solutions, Inc. (a)	142	2,310
ITC Holdings Corporation	471	37,501
Itron, Inc. (a)	372	15,274
Johnson Controls, Inc.	6,398	164,748
Ormat Technologies, Inc.	139	2,645
Quanta Services, Inc. (a)	1,917	49,708
SunPower Corporation (a)	405	1,746
Zoltek Companies, Inc. (a)	250	1,712
		372,577
Commercial & Professional Services - 0.6%
Avery Dennison Corporation	946	30,632
Deluxe Corporation	459	14,463

Dun & Bradstreet Corporation (The)	443	$35,901
Herman Miller, Inc.	513	9,947
HNI Corporation	415	11,421
IHS, Inc., Class A (a)	514	43,376
Interface, Inc., Class A	575	8,228
Iron Mountain, Inc.	1,190	41,174
Kelly Services, Inc.	242	3,216
Knoll, Inc.	470	6,763
Manpower, Inc.	739	28,038
Pitney Bowes, Inc.	1,809	25,977
R.R. Donnelley & Sons Company	1,731	17,345
Robert Half International, Inc.	1,254	33,720
Steelcase, Inc.	707	7,077
Team, Inc. (a)	160	5,245
Tetra Tech, Inc. (a)	584	15,149
		337,672
Healthy Living - 0.4%
Hain Celestial Group, Inc. (The) (a)	348	20,114
United Natural Foods, Inc. (a)	448	23,852
Whole Foods Market, Inc.	1,643	155,641
		199,607
Automobiles & Components - 0.3%
BorgWarner, Inc. (a)	1,061	69,835
Harley-Davidson, Inc.	2,152	100,627
Modine Manufacturing Company (a)	365	2,482
		172,944
Total Securities (Cost $43,225,480)		52,382,080

Short-term Obligation - 0.2%
Repurchase Agreement - State Street Bank & Trust Repurchase Agreement, 0.01%, dated 10/31/12, due 11/1/12, proceeds $114,521 (collateralized by Freddie Mac, 3.50%, due 11/15/2040, value $117,143) (Cost $114,521)		114,521

TOTAL INVESTMENTS (b) - 100.0% (Cost $43,340,001)		52,496,601
Other Assets Less Liabilities - 0.0%		3,215
NET ASSETS -100.0%		$52,499,816

(a)  Non-income producing security.
(b)  The cost of investments for federal income tax purposes is $44,671,191 resulting in gross unrealized appreciation and depreciation of $12,033,794 and $4,208,384 respectively, or net unrealized appreciation of $7,825,410.

See Notes to Schedule of Investments

GREEN CENTURY BALANCED FUND
GREEN CENTURY EQUITY FUND
NOTES TO SCHEDULES OF INVESMENTS
(Unaudited)

Green Century Funds (the “Trust”) is a Massachusetts business trust which offers two separate series, the Green Century Balanced Fund (the “Balanced Fund”) and the Green Century Equity Fund (the “Equity Fund”), collectively, the “Funds”.  The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end, diversified management investment company.  The Trust accounts separately for the assets, liabilities and operations of each series.  The Balanced Fund commenced operations on March 18, 1992 and the Equity Fund commenced operations on September 13, 1995.
The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements.  Actual results could differ from those estimates.  The following is a summary of the Funds’ significant accounting policies:
(A)
Investment Valuation:  Equity securities listed on national securities exchanges other than NASDAQ are valued at last sale price. If a last sale price is not available, securities listed on national exchanges other than NASDAQ are valued at the mean between the closing bid and closing ask prices. NASDAQ National Market® and SmallCapSM securities are valued at the NASDAQ Official Closing Price ("NOCP"). The NOCP is based on the last traded price if it falls within the concurrent best bid and ask prices and is normalized pursuant to NASDAQ's published procedures if it falls outside this range. If an NOCP is not available for any such security, the security is valued at the last sale price, or, if there have been no sales that day, at the mean between the closing bid and closing ask prices. Unlisted equity securities are valued at last sale price, or when last sale prices are not available, at the last quoted bid price. Debt securities (other than certificates of deposit and short-term obligations maturing in sixty days or less) are valued on the basis of valuations furnished by a pricing service which takes into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of the securities. Securities, if any, for which there are no such valuations or quotations available, or for which the market quotation is not reliable, are valued at fair value by management as determined in good faith under guidelines established by the Trustees. Certificates of deposit are valued at cost plus accrued interest, and short-term obligations maturing in sixty days or less are valued at amortized cost, both of which approximate market value.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices for active markets for identical securities.  An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.  A quoted price in an active market provides the most reliable evidence of fair value.
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)  Quoted prices for identical or similar assets in markets that are not active.  Investments valued at amortized cost. Inputs that are derived principally from or corroborated by observable market data.  An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.
Level 3 – significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

GREEN CENTURY BALANCED FUND
GREEN CENTURY EQUITY FUND
NOTES TO SCHEDULES OF INVESMENTS
(Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Balanced Fund’s net assets as of October 31, 2012:

	Level 1	Level 2	Level 3	Total
Common Stocks	$43,403,224	$-	$-	$43,403,224
Corporate Bonds & Notes	-	11,435,735	-	11,435,735
U.S. Government Agencies	-	4,525,755	-	4,525,755
Certificates of Deposit	-	95,000	-	95,000
Short-Term Obligation	-	1,243,228	-	1,243,228
Total	$43,403,224	$17,299,718	$-	$60,702,942

The following is a summary of the inputs used to value the Equity Fund’s net assets as of October 31, 2012:

	Level 1	Level 2	Level 3	Total
Common Stocks	$52,382,080	$-	$-	$52,382,080
Short-Term Obligation	-	114,521	-	114,521
Total	$52,382,080	$114,521	$-	$52,496,601

The Fund adopted the Financial Accounting Standards Board (“FASB”) amendments to authoritative guidance which require the Fund to disclose details of transfers in and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.  For the period ended October 31, 2012, there were no transfers in and out of Level 1, Level 2 and Level 3.  The Fund did not hold any Level 3 securities during the period ended October 31, 2012.  It is the Fund’s policy to recognize transfers into and out of all Levels at the end of the reporting period.
In May 2011, the FASB issued Accounting Standards Update (“ASU”) No. 2011-04, “Fair Value Measurements (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRSs”)” (“ASU No. 2011-04”).  ASU No. 2011-04 requires additional disclosures regarding fair value measurements in financial statements of interim and annual periods beginning after December 15, 2011.  The above disclosures reflect the requirements of ASU No. 2011-04.

(B)
Securities Transactions and Investment Income:  Securities transactions are recorded on a trade date basis.  Realized gains and losses from securities transactions are determined using the identified cost basis.  Interest income, including amortization of premiums and accretion of discounts on bonds, is recognized on the accrual basis and dividend income is recorded on ex-dividend date.

GREEN CENTURY BALANCED FUND
GREEN CENTURY EQUITY FUND
NOTES TO SCHEDULES OF INVESMENTS
(Unaudited)

(C)
Options Transactions:  The Balanced Fund may utilize options to hedge or protect from adverse movements in the market values of its portfolio securities and to enhance return. The Equity Fund is authorized to utilize options to hedge against possible increases in the value of securities which are expected to be purchased by the Equity Fund or possible declines in the value of securities which are expected to be sold by the Equity Fund. The use of options involves risk such as the possibility of illiquid markets or imperfect correlation between the value of the option and the underlying securities.  The Funds are also authorized to write put and call options.  Premiums received upon writing put or call options are recorded as an asset with a corresponding liability which is subsequently adjusted to the current market value of the option.  Changes between the initial premiums received and the current market value of the options are recorded as unrealized gains or losses.  When an option is closed, expired or exercised, a gain or loss is realized and the liability is eliminated.  The Funds continue to bear the risk of adverse movements in the price of the underlying assets during the period of the option, although any potential loss during the period would be reduced by the amount of the option premium received.  As required by the Act, liquid securities are designated as collateral in an amount equal to the market value of open options contracts.  For the period ended October 31, 2012, neither the Balanced Fund nor the Equity Fund utilized options or wrote put or call options.

(D)
Repurchase Agreements:  The Funds enter into repurchase agreements with selected banks or broker-dealers that are deemed by the Funds’ adviser to be creditworthy pursuant to guidelines established by the Board of Trustees.  Each repurchase agreement is recorded at cost, which approximates fair value.  The Funds require that the market value of collateral, represented by securities (primarily U.S. Government securities), be sufficient to cover payments of interest and principal and that the collateral be maintained in a segregated account with a custodian bank in a manner sufficient to enable the Funds to obtain those securities in the event of a default of the counterparty.  In the event of default or bankruptcy by the counterparty to the repurchase agreement, retention of the collateral may be subject to legal proceedings.

Item 2.  Controls and Procedures

(a)
Based on an evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, the “Disclosure Controls”) as of a date within 90 days of the filing date (the “Filing Date”) of this Form N-Q (the “Report”), the registrant’s principal executive officer and principal financial officer have concluded that the Disclosure Controls are effectively designed to ensure that information that is required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosures.

(b)
There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits

Certifications for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Green Century Funds

/s/ Kristina A. Curtis
Kristina A. Curtis
President and Principal Executive Officer
December 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Kristina A. Curtis
Kristina A. Curtis
President and Principal Executive Officer
December 20, 2012

/s/ Kristina A. Curtis
Kristina A. Curtis
Treasurer and Principal Financial Officer
December 20, 2012